Report for the Calendar Year or Quarter Ended:	December 31, 2005
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		February 8, 2006

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$254,914

List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
ABBOTT LABS
COM
002824100
7163
181655
181655
181655
D
AMERICAN INTERNATIONAL GP
COM
026874107
9524
139592
139592
139592
D
APPLIED MATERIALS
COM
038222105
7508
418485
418485
418485
D
AUTOMATIC DATA PROCESSING
COM
053015103
7692
167575
167575
167575
D
BARD (CR) INC.
COM
067383109
7624
115655
115655
115655
D
BELLSOUTH CORP
COM
079860102
237
8737
8737
8737
D
BOEING
COM
097023105
256
3650
3650
3650
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
214
9325
9325
9325
D
CAPITAL SOUTHWEST CORP
COM
140501107
448
4950
4950
4950
D
CISCO SYSTEMS
COM
17275R102
320
18704
18704
18704
D
CITIGROUP, INC.
COM
172967101
11511
237184
237184
237184
D
COMPASS BANCSHARES
COM
20449H109
8065
167160
167160
167160
D
CONOCOPHILLIPS
COM
20825C104
9331
160384
160384
160384
D
DENTSPLY INTERNATIONAL
COM
249030107
7615
141825
141825
141825
D
DIAGEO PLC
COM
25243Q205
6893
118233
118233
118233
D
EXXON MOBIL CORP
COM
30231G102
12782
227552
227552
227552
D
FED NAT'L MRTGE ASSN
COM
313586109
427
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
8207
71961
71961
71961
D
GENERAL ELECTRIC
COM
369604103
10655
303992
303992
303992
D
HORMEL
COM
440452100
8055
246485
246485
246485
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
7890
195430
195430
195430
D
INTEL
COM
458140100
202
8090
8090
8090
D
INTERNATIONAL GAME TECH
COM
459902102
7392
240150
240150
240150
D
INTUIT, INC
COM
461202103
5179
97170
97170
97170
D
JOHNSON & JOHNSON
COM
478160104
10619
176689
176689
176689
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
9038
175045
175045
175045
D
MEDTRONIC INC
COM
585055106
9345
162325
162325
162325
D
MERCK & CO.
COM
589331107
229
7190
7190
7190
D
METROPOLITAN LIFE INS. CO.
COM
59156R108
10582
215955
215955
215955
D
MICROSOFT
COM
594918104
10406
397933
397933
397933
D
NESS ENERGY INTERNATIONAL
COM
64104P105
3
20000
20000
20000
D
OSHKOSH TRUCK
COM
688239201
7161
160590
160590
160590
D
PEPSICO
COM
713448108
10385
175775
175775
175775
D
PFIZER INC
COM
717081103
750
32150
32150
32150
D
PROCTER & GAMBLE
COM
742718109
10089
174316
174316
174316
D
REGIS CORPORATION
COM
758932107
6580
170595
170595
170595
D
ROYAL DUTCH SHELL
COM
780259206
415
6750
6750
6750
D
SABINE ROYALTY TRUST
COM
785688102
228
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
267
12800
12800
12800
D
SIGMA ALDRICH
COM
826552101
6753
106695
106695
106695
D
STATE STREET CORP
COM
857477103
8354
150690
150690
150690
D
THUNDER ENERGY TRUST
COM
88604T101
420
40000
40000
40000
D
VANGUARD STAR FD #56
COM
921909107
732
37350
37350
37350
D
VIACOM CL B
COM
925524308
264
8100
8100
8100
D
WAL-MART
COM
931142103
7104
151791
151791
151791
S
REPORT SUMMARY
46
RECORDS
254914
0
OTHER MANAGERS